Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long-term Debt..
Long-term Debt
(10)	Long-term Debt

The outstanding amount of the Company’s long-term debt consists of:

	As of
	March 31,	December 31,
(in $ millions)	2022	2021
Senior Secured Credit Agreement
Principal amount of senior secured initial term loans (Maturity – August 2025) (1)	$241	$242
Principal amount of senior secured tranche B-3 term loans (Maturity – December 2026) (2)	800	800
Principal amount of senior secured revolving credit facility (Maturity – August 2023) (3)	—	—
	1,041	1,042
Less: Unamortized debt discount and debt issuance costs	(18)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,023	1,023
Less: Current portion of long-term debt	3	3
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$1,020	$1,020
(1)	Stated interest rate of LIBOR + 2.50% as of March 31, 2022 and December 31, 2021.
(2)	Stated interest rate of LIBOR + 6.50% (with a LIBOR floor of 1.00%) as of March 31, 2022 and December 31, 2021.
(3)	Stated interest rate of LIBOR + 2.25% as of March 31, 2022 and December 31, 2021.

During the three months ended March 31, 2022, the Company repaid the contractual quarterly installment of $1 million of principal amount of senior secured initial term loans. During the three months ended March 31, 2021, the Company had borrowed $50 million principal amount of senior secured tranche B-2 term loans, which were fully repaid in December 2021.

As of March 31, 2022, the Company had $200 million of unutilized commitments remaining under the senior secured tranche B-3 term loan facilities that are available on a delayed-draw basis for a six-month period after the date of such initial borrowings in December 2021, subject to certain customary borrowing conditions (“Tranche B-3 DDTL Facility”). The Company is required to pay a fee of 3.00% per annum on the actual daily unused commitments under the Tranche B-3 DDTL Facility, payable quarterly in arrears. On May 19, 2022, the Company borrowed a principal amount of $100 million of senior secured tranche B-3 term loans under the Tranche B-3 DDTL Facility. Further, on May 25, 2022, the Company issued a notice to the administrative agent under the senior secured credit agreement requesting an additional borrowing of the last remaining $100 million of the delayed draw commitments under the Tranche B-3 DDTL Facility (see note 18 — Subsequent Events).

At the option of Group Services B.V., a wholly owned subsidiary of GBT (the “Borrower”), upon prior written notice, amounts borrowed under one or more of the senior secured credit facilities (as selected by the Borrower) may be voluntarily prepaid, and/or unused commitments thereunder may be voluntarily reduced or terminated, in each case, in whole or in part, at any time without premium or penalty (other than (i) any applicable prepayment premium required to be paid pursuant to the senior secured credit agreement, and (ii) customary breakage costs in connection with certain prepayments of loans bearing interest at a rate based on LIBOR). Subject to certain exceptions set forth in the senior secured credit agreement, the Borrower is required to prepay the senior secured term loans with (i) 50% (subject to leverage-based step-downs) of annual excess cash flow (as defined in the credit agreement) in excess of a threshold amount, (ii) 100% (subject to leverage-based step-downs) of the net cash proceeds from certain asset sales and casualty events, subject to customary reinvestment rights, (iii) 100% of the net cash proceeds from the incurrence of certain indebtedness and (iv) other than in connection with the consummation of the business combination with APSG pursuant to the

Business Combination Agreement, 50% of the net cash proceeds from the consummation of any initial public offering (or similar transaction) of the common stock of GBT (or a parent entity thereof).

The senior secured revolving credit facility has (i) a $30 million sublimit for extensions of credit denominated in certain currencies other than U.S. dollars, (ii) a $10 million sublimit for letters of credit, and (iii) a $10 million sublimit for swingline borrowings. Extensions of credit under the senior secured revolving credit facility are subject to customary borrowing conditions. The Borrower is required to pay a fee of 0.375% per annum on the average daily unused commitments under the senior secured revolving credit facility, payable quarterly in arrears. As of both March 31, 2022 and December 31, 2021, no borrowings or letters of credit were outstanding under the senior secured revolving credit facility.

Interest on the senior secured credit facilities is payable quarterly in arrears (or, if earlier in the case of LIBOR loans, at the end of the applicable interest period). The effective interest rate on the senior secured term loans for the three months ended March 31, 2022 was approximately 7%.

Security; Guarantees

GBT UK TopCo Limited, a wholly-owned direct subsidiary of GBT, and certain of its direct and indirect subsidiaries, as guarantors (such guarantors, collectively with the Borrower, the “Loan Parties”), provide an unconditional guarantee, on a joint and several basis, of all obligations under the senior secured credit facilities and under cash management agreements and swap contracts with the lenders or their affiliates (with certain limited exceptions). Subject to certain cure rights, as of the end of each fiscal quarter, at least 70% of the consolidated total assets of the Loan Parties and their subsidiaries must be attributable, in the aggregate, to the Loan Parties; provided that such coverage test shall instead be calculated based on 70% of Consolidated EBITDA (as defined in the senior secured credit agreement) of the Loan Parties and their subsidiaries for the four prior fiscal quarters, commencing with the first quarterly test date after January 2021 on which Consolidated EBITDA of the Loan Parties and their subsidiaries exceeds $100 million. Further, the lenders have a first priority security interest in substantially all of the assets of the Loan Parties.

Covenants

The senior secured credit agreement contains various affirmative and negative covenants, including certain financial covenants (see below) and limitations (subject to exceptions) on the ability of the Loan Parties and their subsidiaries to: (i) incur indebtedness or issue preferred stock; (ii) incur liens on their assets; (iii) consummate certain fundamental changes (such as acquisitions, mergers, liquidations or changes in the nature of the business); (iv) dispose of all or any part of their assets; (v) pay dividends or other distributions with respect to, or repurchase, any equity interests of any Loan Party or any equity interests of any direct or indirect parent company or subsidiary of any Loan Party; (vi) make investments, loans or advances; (vii) enter into transactions with affiliates and certain other permitted holders; (viii) modify the terms of, or prepay, any of their subordinated or junior lien indebtedness; (ix) make certain changes to a Loan Party’s entity classification for U.S. federal income tax purposes or certain intercompany transfers of a Loan Party’s assets if, as a result thereof, an entity would cease to be a Loan Party due to adverse tax consequences; (x) enter into swap contracts; and (xi) enter into certain burdensome agreements.

The senior secured credit agreement also requires that an aggregate amount of Liquidity (as defined in the senior secured credit agreement) equal to at least $200 million be maintained, which, from and after the effectiveness of December 2021 amendments to the senior secured credit agreement is tested on a monthly basis.

The senior secured credit agreement also contains a financial covenant applicable solely to the senior secured revolving credit facility. Such financial covenant requires the first lien net leverage ratio (calculated in a manner set forth under the senior secured credit agreement) to be less than or equal to 3.25 to 1.00 as of the last day of any fiscal quarter on which the aggregate principal amount of outstanding loans and letters of credit under the senior secured revolving credit facility exceeds 35% of the aggregate principal amount of the senior secured revolving credit facility. The senior secured credit agreement provides that such financial covenant is suspended for a limited period of time if an event that constitutes a “Travel MAC” (as defined in the senior secured credit agreement) has occurred and the Loan Parties are unable to comply with such covenant as a result of such event. Such financial covenant did not apply for the period ended March 31, 2022.

As of March 31, 2022, the Company was in compliance with all applicable covenants under the senior secured credit agreement.

Events of Default

The senior secured credit agreement contains default events (subject to certain materiality thresholds and grace periods), which could require early prepayment, termination of the senior secured credit agreement or other enforcement actions customary for facilities of this type. As of March 31, 2022, no event of default existed under the senior secured credit agreement.

(15)	Long-term Debt

The outstanding amount of the Company’s long-term debt consists of:

	As of December 31,
(in $ millions)	2021	2020
Senior Secured Credit Agreement
Principal amount of senior secured initial term loans (Maturity – August 2025)(1)	$242	$244
Principal amount of senior secured prior tranche B-1 term loans(2)	—	399
Principal amount of senior secured prior tranche B-2 term loans(3)	—	—
Principal amount of senior secured new tranche B-3 term loans (Maturity – December 2026)(4)	800	—
Principal amount of senior secured revolving credit facility (Maturity – August 2023)(5)	—	—
	1,042	643
Less: Unamortized debt discount and debt issuance costs	(19)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,023	624
Less: Current portion of long-term debt	3	7
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$1,020	$617
(1)	Stated interest rate of LIBOR + 2.50% as of December 31, 2021 and 2020.
(2)	The outstanding principal amount of senior secured prior tranche B-1 term loans were repaid in full in December 2021. See discussion below.
(3)	The outstanding principal amount of senior secured prior tranche B-2 term loans were repaid in full in December 2021. See discussion below.
(4)	Stated interest rate of LIBOR + 6.50% (with a LIBOR floor of 1.00%) as of December 31, 2021.
(5)	Stated interest rate of LIBOR + 2.25% as of December 31, 2021 and 2020.

On August 13, 2018, certain of GBT’s subsidiaries entered into a senior secured credit agreement, dated as of August 13, 2018 (as amended from time to time, the “senior secured credit agreement”), by and among GBT Group Services B.V., a wholly owned subsidiary of GBT (the “Borrower”), GBT III B.V., as the original parent guarantor, Morgan Stanley Senior Funding, Inc., as administrative agent and as collateral agent, and the lenders and letter of credit issuers from time to time party thereto, which initially provided for: (i) a principal amount of $250 million senior secured initial term loan facility for general corporate purposes, fully drawn on the closing date, maturing on August 13, 2025, issued at a discount of 0.25% and which requires quarterly installments payable of 0.25% of the principal amount and (ii) a $50 million senior secured revolving credit facility for general corporate purposes maturing on August 13, 2023. The interest rate per annum applicable to (a) the senior secured initial term loans is based on, at the election of the Borrower, LIBOR (as selected by the Borrower for designated interest periods) plus 2.50% or the base rate (as defined in the senior secured credit agreement) plus 1.50% and (b) the borrowings under the senior secured revolving credit facility is based on, at the election of the Borrower, LIBOR (as selected by the Borrower for designated interest periods) plus 2.25% or the base rate plus 1.25%. The Company elects to pay interest on outstanding loans under such facilities based on LIBOR. In December 2019, the senior secured credit agreement was modified to, among other things, permit certain internal reorganization transactions and add GBT UK TopCo Limited, a wholly-owned direct subsidiary of GBT, as the parent guarantor.

On September 4, 2020, a new $400 million principal amount of senior secured tranche B-1 incremental term loan facility was obtained for general corporate purposes under the senior secured credit agreement, which was drawn in full on that date, and certain covenants and certain other terms of the senior secured credit agreement were amended. The senior secured prior tranche B-1 term loans (i) were to mature on August 13, 2025, (ii) were issued at a discount of 3.00% and (iii) required quarterly installments payable of 0.25% of the principal amount that commenced on December 31, 2020. The senior secured prior tranche B-1 term loans carried interest at a per annum rate equal to the applicable margin, plus, at the election of the Borrower, either (1) adjusted LIBOR (as selected by the Borrower for designated interest periods, subject to a 1.00% LIBOR “floor”) or (2) the base rate (as defined in the credit agreement). The applicable margin for the senior secured prior tranche B-1 term loans initially was set at 6.50% per annum for LIBOR loans and 5.50% per annum for base rate loans, and such interest rate margin was modified in January 2021 to be based on a pricing grid that varies with the total net leverage ratio (calculated in a manner set forth in the senior secured credit agreement), ranging from 6.25% to 7.00% per annum for LIBOR loans and 5.25% to 6.00% per annum for base rate loans. The Company paid interest on such loans based on LIBOR. As discussed further below, on December 16, 2021, the Company repaid the outstanding principal amount of the senior secured prior tranche B-1 term loan facility in full and such facility was terminated.

On January 20, 2021, the senior secured credit agreement was further amended to, among other things, (i) establish a new $200 million principal amount of senior secured tranche B-2 delayed-draw incremental term loan facility, (ii) modify certain terms applicable to the senior secured prior tranche B-2 term loans, and (iii) amend certain covenants and certain other terms of the senior secured credit agreement. The senior secured prior tranche B-2 term loan facility was available on a delayed-draw basis, with $50 million of loans thereunder permitted to be borrowed in each quarter in 2021, subject to certain conditions, including a requirement that, with each such borrowing, equity investments in an amount equal to the amount of such borrowing shall have been funded in GBT under the Shareholders Equity Commitments (see note 20 — Shareholders’ Equity). During the year ended December 31, 2021, $50 million of principal amount of loans were borrowed under the senior secured prior tranche B-2 term loan facility in each of the first three quarters of 2021 (aggregate of $150 million during such year), and, in connection therewith, a total of $50 million of equity commitments were funded under the Shareholders Equity Commitments in each of the first three quarters of 2021 (aggregate of $150 million during such year). The proceeds of the senior secured prior tranche B-2 term loan facility were permitted to be used (i) to pay certain fees, costs and expenses of the transaction and certain other transactions described therein, and (ii) for general corporate purposes and working capital needs of the Company. Outstanding loans under the senior secured prior tranche B-2 term loan facility carried interest at a per annum rate equal to the applicable margin, plus, at the election of the Borrower, either (1) adjusted LIBOR (as selected by the Borrower for designated interest periods, subject to a 1.00% LIBOR “floor”) or (2) the base rate (as defined in the credit agreement). The applicable margin for such loans was based on the same pricing grid referred to above that applied to the senior secured prior tranche B-1 term loans. The Company paid interest on such loans based on LIBOR. The Company paid 3% of the senior secured prior tranche B-2 term loan facility, or $6 million, upfront as commitment fees to the lenders. Prior to the termination of such facility, the Borrower was required to pay a fee of 0.75% per annum on the unused commitments under the senior secured prior tranche B-2 term loan facility, payable quarterly in arrears. As discussed further below, on December 16, 2021, the Company repaid the outstanding principal amount of the senior secured prior tranche B-2 term loan facility in full and such facility was terminated.

On December 2, 2021, the Borrower obtained commitments for $1,000 million principal amount of senior secured new tranche B-3 term loan facilities. Effective as of December 16, 2021, the Company amended its senior secured credit agreement to, among other things, (i) establish the senior secured new tranche B-3 term loan facilities under the senior secured credit agreement and (ii) amend certain covenants and certain other terms of the senior secured credit agreement. Initial borrowings in a principal amount of

$800 million were funded on such date under the senior secured new tranche B-3 term loan facilities. The $200 million of commitments remaining under the senior secured new tranche B-3 term loan facilities are available on a delayed-draw basis for a six-month period after the date of such initial borrowings, subject to certain customary borrowing conditions (“New Tranche B-3 DDTL Facility”). The senior secured new tranche B-3 term loan facilities (i) mature on December 16, 2026 and (ii) do not have any scheduled amortization payments prior to maturity (however, certain mandatory prepayment provisions in the senior secured credit agreement apply to such facilities, as described below). Loans outstanding under the senior secured new tranche B-3 term loan facilities accrue interest at a variable interest rate based on either LIBOR or the “base rate” (as defined in the senior secured credit agreement), plus an applicable margin (subject to a 1.00% LIBOR floor). For any period for which accrued interest is paid in cash, the applicable margin for loans under the senior secured new tranche B-3 term loan facilities is initially 6.50% per annum for LIBOR loans and 5.50% per annum for base rate loans and, commencing with the test period ending December 31, 2022, will vary with the total leverage ratio (calculated in a manner set forth in the senior secured credit agreement), ranging from 5.00% to 6.50% per annum for LIBOR loans and 4.00% to 5.50% per annum for base rate loans. Until December 16, 2023, the Borrower will have the option to pay accrued interest on loans under the senior secured new tranche B-3 term loan facilities at a rate equal to (i) LIBOR (with a 1.00% LIBOR floor) plus 4.00% per annum with respect to the portion required to be paid in cash plus (ii) 4.00% per annum with respect to the portion paid in kind by adding such interest to the principal amount of the loans. The Borrower paid $15 million of upfront fees for the commitments of the lenders under the senior secured new tranche B-3 term loan facilities. The Borrower is required to pay a fee of 3.00% per annum on the actual daily unused commitments under the New Tranche B-3 DDTL Facility, payable quarterly in arrears. Voluntary prepayments and debt incurrence-related mandatory prepayments of the senior secured new tranche B-3 term loans are subject to the prepayment premiums as set forth in the senior secured credit agreement. On December 16, 2021, a portion of the proceeds from the initial borrowings under the senior secured new tranche B-3 term loan facilities was applied to refinance and repay in full the outstanding principal amount of senior secured prior tranche B-1 and tranche B-2 term loans, together with applicable prepayment premiums and accrued and outstanding interest thereon as of the date of repayment, resulting in loss on early extinguishment of debt of $49 million. The balance of the proceeds from such initial borrowings and amounts available to be borrowed under the New Tranche B-3 DDTL Facility may be used for transaction fees and costs and other general corporate purposes.

At the option of the Borrower (upon prior written notice), amounts borrowed under one or more of the senior secured credit facilities (as selected by the Borrower) may be voluntarily prepaid, and/or unused commitments thereunder may be voluntarily reduced or terminated, in each case, in whole or in part, at any time without premium or penalty (other than (i) any applicable prepayment premium required to be paid pursuant to the senior secured credit agreement, and (ii) customary breakage costs in connection with certain prepayments of loans bearing interest at a rate based on LIBOR). Subject to certain exceptions set forth in the senior secured credit agreement, the Borrower is required to prepay the senior secured term loans with (i) 50% (subject to leverage-based step-downs) of annual excess cash flow (as defined in the credit agreement) in excess of a threshold amount, (ii) 100% (subject to leverage-based step-downs) of the net cash proceeds from certain asset sales and casualty events, subject to customary reinvestment rights, (iii) 100% of the net cash proceeds from the incurrence of certain indebtedness and (iv) other than in connection with the consummation of the business combination with APSG pursuant to the Business Combination Agreement, 50% of the net cash proceeds from the consummation of any initial public offering (or similar transaction) of the common stock of GBT (or a parent entity thereof).

The senior secured revolving credit facility has (i) a $30 million sublimit for extensions of credit denominated in certain currencies other than U.S. dollars, (ii) a $10 million sublimit for letters of credit, and (iii) a $10 million sublimit for swingline borrowings. Extensions of credit under the senior secured revolving credit facility are subject to customary borrowing conditions. The Borrower is required to pay a fee of 0.375% per annum on the average daily unused commitments under the senior secured revolving credit facility, payable quarterly in arrears. As of both December 31, 2021 and 2020, no borrowings or letters of credit were outstanding under the senior secured revolving credit facility.

Interest on the senior secured credit facilities is payable quarterly in arrears (or, if earlier in the case of LIBOR loans, at the end of the applicable interest period). The effective interest rate on the senior secured term loans for the year ended December 31, 2021 was approximately 7%.

Security; Guarantees

GBT UK TopCo Limited, a wholly-owned direct subsidiary of GBT, and certain of its direct and indirect subsidiaries, as guarantors (such guarantors, collectively with the Borrower, the “Loan Parties”), provide an unconditional guarantee, on a joint and several basis, of all obligations under the senior secured credit facilities and under cash management agreements and swap contracts with the lenders or their affiliates (with certain limited exceptions). Subject to certain cure rights, as of the end of each fiscal quarter, at least 70% of the consolidated total assets of the Loan Parties and their subsidiaries must be attributable, in the aggregate, to the Loan Parties; provided that such coverage test shall instead be calculated based on 70% of Consolidated EBITDA (as defined in the senior secured credit agreement) of the Loan Parties and their subsidiaries for the four prior fiscal quarters, commencing with the first quarterly test date after January 2021 on which Consolidated EBITDA of the Loan Parties and their subsidiaries exceeds $100 million. Further, the lenders have a first priority security interest in substantially all of the assets of the Loan Parties.

Covenants

The senior secured credit agreement contains various affirmative and negative covenants, including certain financial covenants (see below) and limitations (subject to exceptions) on the ability of the Loan Parties and their subsidiaries to: (i) incur indebtedness or issue preferred stock; (ii) incur liens on their assets; (iii) consummate certain fundamental changes (such as acquisitions, mergers, liquidations or changes in the nature of the business); (iv) dispose of all or any part of their assets; (v) pay dividends or other distributions with respect to, or repurchase, any equity interests of any Loan Party or any equity interests of any direct or indirect parent company or subsidiary of any Loan Party; (vi) make investments, loans or advances; (vii) enter into transactions with affiliates and certain other permitted holders; (viii) modify the terms of, or prepay, any of their subordinated or junior lien indebtedness; (ix) make certain changes to a Loan Party’s entity classification for U.S. federal income tax purposes or certain intercompany transfers of a Loan Party’s assets if, as a result thereof, an entity would cease to be a Loan Party due to adverse tax consequences; (x) enter into swap contracts; and (xi) enter into certain burdensome agreements.

The senior secured credit agreement also requires that an aggregate amount of Liquidity (as defined in the senior secured credit agreement) equal to at least $200 million be maintained, which, from and after the effectiveness of December 2021 amendments to the senior secured credit agreement is tested on a monthly basis.

The senior secured credit agreement also contains a financial covenant applicable solely to the senior secured revolving credit facility. Such financial covenant requires the first lien net leverage ratio (calculated in a manner set forth under the senior secured credit agreement) to be less than or equal to 3.25 to 1.00 as of the last day of any fiscal quarter on which the aggregate principal amount of outstanding loans and letters of credit under the senior secured revolving credit facility exceeds 35% of the aggregate principal amount of the senior secured revolving credit facility. The senior secured credit agreement provides that such financial covenant is suspended for a limited period of time if an event that constitutes a “Travel MAC” (as defined in the senior secured credit agreement) has occurred and the Loan Parties are unable to comply with such covenant as a result of such event. Such financial covenant did not apply for the period ended December 31, 2021.

As of December 31, 2021, the Company was in compliance with all applicable covenants under the senior secured credit agreement.

Events of Default

The senior secured credit agreement contains default events (subject to certain materiality thresholds and grace periods), which could require early prepayment, termination of the senior secured credit agreement or other enforcement actions customary for facilities of this type. As of December 31, 2021, no event of default existed under the senior secured credit agreement.

Amortization of Debt Discount and Debt Issuance Costs

The Company had total unamortized debt discount and debt issuance costs of $19 million as of both December 31, 2021 and 2020, in relation to the senior secured term loans, which are presented as a deduction from the outstanding principal amount of senior secured term loans. The debt discount and debt issuance costs are amortized over the term of the related debt into earnings as part of the interest expense in the consolidated statements of operations. The changes in total unamortized debt discount and debt issuance costs is summarized below:

	As of December 31,
(in $ millions)	2021	2020	2019
Beginning balance	$19	$10	12
Capitalized during the year	18	12	—
Amortized/written-off during the year	(18)	(3)	(2)
Closing balance	$19	$19	10

During the years ended December 31, 2021, 2020 and 2019, the Company amortized $5 million, $3 million and $2 million, respectively, of debt discount and debt issuance costs. Further, during the year ended December 31, 2021, $13 million of unamortized debt discount and debt issuance costs were written off as loss on extinguishment of debt upon the early repayment of outstanding principal amounts of senior secured prior tranche B-1 and tranche B-2 term loans as discussed above.

Debt Maturities

Aggregate maturities of debt as of December 31, 2021 are as follows:

(in $ millions)	Amount
Year ending December 31, 2022	$3
2023	3
2024	3
2025	233
2026	800
1,042
Less: Unamortized debt discount and debt issuance costs	(19)
Long-term debt, net of unamortized debt discount and debt issuance costs	$1,023